Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Current assets:
Cash and cash equivalents	¥ 351,363	¥ 335,174
Short-term investments in debt and equity securities (Notes 3 and 4)	95,237	115,900
Other short-term investments (Note 3)	184,358	160,331
Trade receivables
Notes (Note 7)	19,130	22,054
Accounts (Note 7)	299,412	257,850
Less allowances for doubtful accounts and sales returns (Note 6)	(5,378)	(5,062)
Trade Accounts And Notes Receivable, Net, Current, Total	313,164	274,842
Inventories (Note 5)	354,499	335,802
Deferred income taxes (Note 15)	42,314	41,499
Other current assets (Notes 4, 6, 8, 10 and 12)	116,612	103,887
Total current assets	1,457,547	1,367,435
Investments and advances:
Long-term investments in debt and equity securities (Notes 3 and 4)	1,051,638	738,212
Other long-term investments (Notes 3, 4, 6 and 7)	20,402	14,847
Total investments and advances	1,072,040	753,059
Property, plant and equipment (Notes 4 and 10):
Land	59,590	63,268
Buildings	350,354	344,167
Machinery and equipment	846,391	826,881
Construction in progress	11,015	11,821
Less accumulated depreciation	(1,005,859)	(975,580)
Total property, plant and equipment	261,491	270,557
Goodwill (Notes 2, 4 and 9)	102,167	116,632
Intangible assets (Notes 2, 4 and 9)	56,615	59,326
Other assets (Notes 6, 8, 10, 11 and 15)	71,324	69,695
Total assets	3,021,184	2,636,704
Current liabilities:
Short-term borrowings (Note 10)	4,129	4,064
Current portion of long-term debt (Notes 4 and 10)	9,441	12,360
Trade notes and accounts payable	119,654	122,424
Other notes and accounts payable	59,613	48,224
Accrued payroll and bonus	59,454	56,068
Accrued income taxes	17,316	23,353
Other accrued liabilities (Note 13)	53,305	31,347
Other current liabilities (Notes 4, 12 and 15)	33,339	29,611
Total current liabilities	356,251	327,451
Non-current liabilities:
Long-term debt (Notes 4 and 10)	17,881	19,466
Accrued pension and severance liabilities (Note 11)	34,764	36,812
Deferred income taxes (Note 15)	292,454	235,954
Other non-current liabilities (Note 15)	16,211	29,795
Total non-current liabilities	361,310	322,027
Total liabilities	¥ 717,561	¥ 649,478
Commitments and contingencies (Note 13)
Kyocera Corporation shareholders' equity:
Common stock: Authorized 600,000 shares Issued 377,619 shares at March 31, 2014 and Issued 377,619 shares at March 31, 2015	¥ 115,703	¥ 115,703
Additional paid-in capital	162,695	162,666
Retained earnings	1,502,310	1,415,784
Accumulated other comprehensive income	469,673	250,963
Common stock in treasury, at cost: 10,752 shares at March 31, 2014 and 10,757 shares at March 31, 2015	(35,062)	(35,033)
Total Kyocera Corporation shareholders' equity	2,215,319	1,910,083
Noncontrolling interests	88,304	77,143
Total equity (Note 14)	2,303,623	1,987,226
Total liabilities and equity	¥ 3,021,184	¥ 2,636,704